FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	Year Ended December 31,
	2016	2017	2018

Financial expenses:
Loss related to non-hedging derivative instruments	$(90)	$(9)	$-
Interest	(262)	(294)	(266)
Amortization of marketable securities premiums and accretion of discounts, net	(853)	(570)	(353)
Exchange rate differences	(519)	(73)	(318)
Other	(283)	(273)	(265)

	(2,007)	(1,219)	(1,202)
Financial income:
Gain related to non-hedging derivative instruments	-	-	305
Interest and other	1,847	1,209	1,125

	1,847	1,209	1,430

	$(160)	$(10)	$228